Goodwill and intangible assets with indefinite useful lives - Summary of goodwill and intangible assets with indefinite useful lives (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	€ 6,327	[1]	€ 6,297
Additions	120		(150)
Translation differences and Other	1,474		180
FCA-PSA merger	24,303
Change in scope of consolidation	(2,303)
Intangible assets and goodwill at end of period	29,921		6,327	[1]
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	4,364		4,312
Additions	119		(150)
Translation differences and Other	689		202
FCA-PSA merger	11,506
Change in scope of consolidation	(2,303)
Intangible assets and goodwill at end of period	14,375		4,364
Goodwill | Gross amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	5,064		4,862
Additions	119		0
Translation differences and Other	689		202
FCA-PSA merger	11,506
Change in scope of consolidation	(2,963)
Intangible assets and goodwill at end of period	14,415		5,064
Goodwill | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(700)		(550)
Additions	0		(150)
Translation differences and Other	0		0
FCA-PSA merger	0
Change in scope of consolidation	660
Intangible assets and goodwill at end of period	(40)		(700)
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,945		1,965
Additions	0		0
Translation differences and Other	785		(20)
FCA-PSA merger	12,797
Change in scope of consolidation	0
Intangible assets and goodwill at end of period	15,527		1,945
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	18		20
Additions	1		0
Translation differences and Other	0		(2)
FCA-PSA merger	0
Change in scope of consolidation	0
Intangible assets and goodwill at end of period	€ 19		€ 18

[1]	Refer to Note 3, Scope of consolidation